Investment in Associate - Disclosure of Summarized Financial Information of Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Cash and cash equivalents	$ 305,498	$ 344,926	$ 67,716
Other current assets	33,549	33,816
Non-current assets	2,667,982	1,999,178
Total assets	3,967,361	2,673,400
Other non-current liabilities	50,514	32,769
Total liabilities	1,382,016	1,224,877
Net assets (100%)	282,419	(151,446)
Revenue	1,082,286	845,388
Expense	(654,804)	(423,291)
Depreciation and depletion	(1,242)	(692)
Income tax expense	19,854	(20,811)
Net income	554,889	22,288
Other comprehensive income (loss) (100%)	84,939	0
Total comprehensive income	639,828	22,288
Solaris
Disclosure of associates [line items]
Cash and cash equivalents		71,973
Other current assets		322
Non-current assets		20,652
Total assets		92,947
Current financial liabilities		439
Other current liabilities		2,702
Non-current financial liabilities		384
Other non-current liabilities		160
Total liabilities		3,685
Non-controlling interest		7,766
Net assets (100%)		81,496
Equinox Gold's share of net assets		21,585
Adjustments to Equinox Gold's share of net assets		702
Carrying amount	0	22,287	$ 7,162
Revenue		0
Expense		(20,301)
Depreciation and depletion		(68)
Income tax expense		0
Net loss from continuing operations (100%)		(20,369)
Net income from discontinued operations (100%)		0
Net income		(20,369)
Other comprehensive income (loss) (100%)		0
Total comprehensive income		(20,369)
Equinox Gold's share of net loss and comprehensive loss		(5,388)
Adjustments to Equinox Gold's share of net loss and comprehensive loss		0
Equinox Gold's share of net income (loss)		(5,388)
Equinox Gold's share of total comprehensive income (loss)		(5,388)
i-80 Gold Corp.
Disclosure of associates [line items]
Cash and cash equivalents	51,627
Other current assets	55,606
Non-current assets	131,426
Total assets	238,659
Current financial liabilities	0
Other current liabilities	12,956
Non-current financial liabilities	37
Other non-current liabilities	18,456
Total liabilities	31,449
Non-controlling interest	0
Net assets (100%)	207,210
Equinox Gold's share of net assets	52,814
Adjustments to Equinox Gold's share of net assets	72,499
Carrying amount	125,313	$ 0
Revenue	0
Expense	(24,906)
Depreciation and depletion	0
Income tax expense	(200)
Net loss from continuing operations (100%)	(25,106)
Net income from discontinued operations (100%)	11,554
Net income	(13,552)
Other comprehensive income (loss) (100%)	0
Total comprehensive income	(13,552)
Equinox Gold's share of net loss and comprehensive loss	(3,454)
Adjustments to Equinox Gold's share of net loss and comprehensive loss	7,588
Equinox Gold's share of net income (loss)	4,134
Equinox Gold's share of total comprehensive income (loss)	$ 4,134